Segmented Information (Details) - Schedule of company’s non-current assets by geographical location - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	$ 125,289	$ 130,264
Property and equipment	9,773	12,902
Restricted cash	14,730	14,653
ROU asset	4,343	35,730
Deferred offering costs		198,173
Total	154,135	391,722
Canada [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets
Property and equipment
Restricted cash	14,730	14,653
ROU asset
Deferred offering costs
Total	14,730	14,653
United States [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	37,587	39,079
Property and equipment
Restricted cash
ROU asset
Deferred offering costs		198,173
Total	37,587	237,252
Europe [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	37,587	39,079
Property and equipment
Restricted cash
ROU asset
Deferred offering costs
Total	37,587	39,079
Asia [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	50,115	52,106
Property and equipment	9,773	12,902
Restricted cash
ROU asset	4,343	35,730
Deferred offering costs
Total	$ 64,231	$ 100,738